Income Tax - Schedule of Income Tax Expenses (Details) - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Income Tax Expenses [Abstract]
Income before income tax		$ 910,501	$ 7,753,877	$ 5,360,038
Caymen Islands statutory income tax rate		0.00%	0.00%	0.00%
Income tax calculated at statutory rate
Rate differences in various jurisdictions		150,233	1,279,390	884,406
Tax effect of non-taxable income		(6,736)	(190,729)	(12)
Tax effect of non-deductible expenditure		17,310	45,073	46,357
Tax reduction allowed by Hong Kong government	[1]	(21,538)	(21,923)	(22,436)
Tax effect of deductible temporary difference		(12,428)	(14,085)	(31,919)
Income tax expense		$ 126,841	$ 1,097,726	$ 876,396

[1]	One-off tax reduction provided by the Hong Kong government.